Net Loss Per Common Share - Schedule of Anti-Dilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	117,330,000	109,791,000	115,046,898	94,237,311
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	17,826,000	9,616,000	12,802,899	10,633,972
Common stock subject to repurchase or forfeiture
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	1,745,000	4,593,000	4,562,207	4,847,841
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	75,758,000	73,160,000	75,664,679	56,753,734
Exchangeable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total common stock equivalents (in shares)	22,001,000	22,422,000	22,017,113	22,001,764